Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings Per Share
17.	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the following periods:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Numerator:
Net income	60,026,544	112,434,512	97,842,539	13,991,297
Net income attributable to ordinary shareholders – basic	60,026,544	112,434,512	97,842,539	13,991,297
Dilution effect arising from convertible bonds	43,987	—	—	—
Net income attributable to ordinary shareholders – diluted	60,070,531	112,434,512	97,842,539	13,991,297

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	5,416,106	5,536,049	5,590,930	5,590,930
Adjustments for dilutive RSUs and share options	387,224	364,270	338,646	338,646
Conversion of convertible bonds to Class A ordinary shares	36,300	16,273	—	—
Weighted-average number of ordinary shares outstanding – diluted	5,839,630	5,916,592	5,929,576	5,929,576

Earnings per share – basic	11.08	20.31	17.50	2.50
Earnings per share – diluted	10.29	19.00	16.50	2.36

During the years ended December 31, 2023, 2024 and 2025, the Company issued 212,500,000, 56,500,000 and 125,000,000 ordinary shares to its share depositary bank, respectively. No consideration was received by the Company for the issuance. As of December 31, 2025, 588,978,024 out of the total 667,455,720 ordinary shares were used to settle share-based compensation. The remaining 78,477,696 ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.